General - Basis of Presentation - Schedule of Earnings Per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jul. 02, 2023	Jun. 30, 2024	Jul. 02, 2023
Accounting Policies [Abstract]
Net income (loss) attributable to Former Six Flags Entertainment Corporation	$ 34,127	$ 20,554	$ (48,599)	$ (49,305)
Weighted-average common shares outstanding - basic (in shares)	84,294	83,379	84,229	83,293
Effect of dilutive stock options and restricted stock units (in shares)	419	417	0	0
Weighted-average common shares outstanding-diluted (in shares)	84,713	83,796	84,229	83,293
Earning (loss) earnings per share - basic (in dollars per share)	$ 0.40	$ 0.25	$ (0.58)	$ (0.59)
Earning (loss) earnings per share - diluted (in dollars per share)	$ 0.40	$ 0.25	$ (0.58)	$ (0.59)